Supplement dated November 13, 2017

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
WANGER ADVISORS TRUST

Wanger International

Effective December 29, 2017, the Prospectus and SAI for the Fund are supplemented to reflect that:

•	Columbia Wanger Asset Management, LLC (“CWAM”), the investment adviser to the Fund, has appointed Tae Han (Simon) Kim, CFA, as a Co-Portfolio Manager of the Fund. Mr. Kim has been associated with CWAM as an investment professional since 2011. Mr. Kim began his investment career in 2007 and earned a B.A. from Boston College and an M.B.A. from the University of Oxford.

•	P. Zachary Egan and Louis J. Mendes will continue to serve as Co-Portfolio Managers of the Fund.

Shareholders should retain this Supplement for future reference.

C-1456-5 A (11/17)

Supplement dated November 13, 2017

to the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
WANGER ADVISORS TRUST

Wanger USA

Effective November 13, 2017, all references to the Fund’s portfolio managers in the Fund’s prospectus and SAI are revised to reflect that the Fund’s Portfolio Managers are Matthew A. Litfin and Richard Watson, CFA.

Mr. Litfin has served as Lead Manager of the Fund since 2015 and has been a Vice President of the Trust since March 2016. Prior to joining Columbia Wanger Asset Management, LLC (“CWAM”), the Fund’s investment manager, in 2015, Mr. Litfin served as a portfolio manager and analyst for funds that invested in small- and mid-cap companies. Mr. Litfin began his investment career in 1993 and earned a B.S. from the University of Tennessee and an M.B.A. from Harvard University.

Mr. Watson has served as Co-Portfolio Manager of the Fund since 2017. He has been associated with CWAM or its predecessors as an investment professional since 2006. Mr. Watson began his investment career in 2000 and earned a B.S. from the State University of New York and an MBA from DePaul University.

Shareholders should retain this Supplement for future reference.

C-1466-5 A (11/17)